Events after the reporting period	9 Months Ended
Sep. 30, 2023
Events after the reporting period
Events after the reporting period

29.Events after the reporting period

(a)	IHS Holding Bullet Term Loan Facility

In October 2023, the available commitments under the IHS Holding 2022 Term Loan were voluntarily reduced by $100.0 million and the availability period on the remaining balance of $130.0 million in available commitments was extended to April 2024 from October 2023.

(b)	IHS Holding RCF extension

In November 2023, the IHS Holding RCF termination date was further extended to October 30, 2026.

(c)	IHS South Africa Overdraft

IHS Towers South Africa Proprietary Limited entered into a ZAR 350.0 million (approximately $18.5 million) overdraft facility agreement in October 2023 (the “IHS SA Overdraft”). The IHS SA Overdraft is governed by South African law and funds borrowed under the facility will be applied towards general corporate purposes. The IHS SA Overdraft will terminate in October 2024. As of November 13, 2023, ZAR 117.9 million (approximately $6.2 million) has been drawn down under this facility.